UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0266

Tri-Continental Corporation
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Tri-Continental Corporation
Portfolio of Investments (unaudited)	September 30, 2007

	Shares, Warrants,
	Shares
	Subject to Call,
	Partnership
	Interest or
	Principal Amount		Value
COMMON STOCKS AND
WARRANTS 89.8%

AEROSPACE AND
DEFENSE 2.4%
Boeing Company (The)	401,900	shs.	$42,195,481
Honeywell International Inc.	382,700		22,759,169
			64,954,650

AIR FREIGHT AND
LOGISTICS 1.0%
TNT N.V. (ADR)	307,900		12,916,405
UTI Worldwide Inc.	606,700		13,941,966
			26,858,371

AIRLINES 0.5%
Delta Air Lines, Inc.*	667,129		12,513,466

AUTO COMPONENTS 1.0%
Goodyear Tire & Rubber
Company (The)*	903,900		27,487,599

AUTOMOBILES 0.9%
General Motors Corporation	662,000		24,295,400

BIOTECHNOLOGY 2.8%
Amgen Inc.*	250,100		14,148,157
Cephalon, Inc.*	253,700		18,535,322
Genentech, Inc.*	173,500		13,536,470
Pharmion Corporation*	639,425		29,503,070
			75,723,019

CAPITAL MARKETS 3.9%
Fortress Investment Group
LLC (Class A)	1,471,900		31,380,908
Goldman Sachs Group, Inc.
(The)	131,050		28,403,777
Merrill Lynch & Co. Inc.	281,700		20,079,576
Morgan Stanley	419,800		26,447,400
			106,311,661

CHEMICALS 0.5%
E. I. Du Pont de Nemours
and Company	277,700		13,762,812

COMMERCIAL BANKS 1.7%
Wachovia Corporation	917,563		46,015,784

COMMERCIAL SERVICES
AND SUPPLIES 1.0%
Avery Dennison Corporation	244,500	.	13,941,390
Waste Management Inc.	367,000		13,850,580
			27,791,970

COMMUNICATIONS
EQUIPMENT 5.3%
Alcatel-Lucent (ADR)	3,071,128		31,264,083
Alcatel-Lucent (exercise
price of $14.088, expiring
12/10/2007)*	13,686,305	wts.	174,500
Cisco Systems, Inc.*	777,680	shs.	25,748,985
Comverse Technology, Inc.*	3,087,614		61,366,328
QUALCOMM Incorporated	640,300		27,059,078
			145,612,974

COMPUTERS AND
PERIPHERALS 4.6%
Apple Inc.*	177,500		27,253,350
Hewlett-Packard Company	471,600		23,480,964
Network Appliance, Inc.*	940,200		25,300,782
SanDisk Corporation*	249,700		13,758,470
Seagate Technology	1,401,058		35,839,064
			125,632,630

CONSUMER FINANCE 1.6%
Capital One Financial
Corporation	381,068		25,314,347
Discover Financial
Services LLC	945,100		19,658,080
			44,972,427

CONTAINERS AND
PACKAGING 2.1%
Smurfit-Stone Container
Company*	4,850,404		56,652,719

DIVERSIFIED FINANCIAL
SERVICES 6.3%
Bank of America Corporation	921,740		46,335,870
CIT Group Inc.	596,600		23,983,320
Citigroup Inc.	1,069,730		49,924,299
JPMorgan Chase & Co.	1,150,000		52,693,000
			172,936,489
DIVERSIFIED
TELECOMMUNICATION
SERVICES 1.6%
Qwest Communications
International Inc.*	2,608,900		23,897,524
Time Warner Telecom, Inc.
(Class A)*	894,700		19,656,559
			43,554,083

ENERGY EQUIPMENT
AND SERVICES 1.4%
Halliburton Company	1,037,100		39,824,640

FOOD AND STAPLES
RETAILING 3.1%
CVS/Caremark Corporation	496,700		19,684,221
Rite Aid Corporation*	10,240,882		47,312,875
Wal-Mart Stores, Inc.	412,600		18,009,990
			85,007,086

HEALTH CARE EQUIPMENT
AND SUPPLIES 2.2%
C.R. Bard, Inc.	118,200		10,424,058
Boston Scientific Corporation*	2,638,276		36,803,950
Gen-Probe Incorporated*	213,100		14,188,198
			61,416,206

HEALTH CARE PROVIDERS
AND SERVICES 0.7%
Quest Diagnostics Inc.	338,900		19,578,253

HOTELS, RESTAURANTS
AND LEISURE 2.2%
Las Vegas Sands Corp.*	161,000		21,480,620
Starbucks Corporation*	1,458,400		38,210,080
			59,690,700

INDEPENDENT POWER
PRODUCERS AND
ENERGY TRADERS 0.8%
AES Corporation (The)*	669,600		13,418,784
Mirant Corporation*	189,900		7,725,132
			21,143,916

INDUSTRIAL
CONGLOMERATES 3.4%
3M Company	256,600		24,012,628
General Electric Company	1,659,600		68,707,440
			92,720,068

INSURANCE 1.9%
American International
Group, Inc.	302,800		20,484,420
Hartford Financial Services
Group, Inc.	338,100		31,291,155
			51,775,575
INTERNET SOFTWARE
AND SERVICES 4.2%
Google Inc. (Class A)*	46,310		26,270,274
SAVVIS, Inc.*	923,800		35,824,964
Yahoo!, Inc.*	2,029,712		54,477,470
			116,572,708

IT SERVICES 0.3%
Cognizant Technology
Solutions Corporation*	90,800		7,243,116

LIFE SCIENCES TOOLS
AND SERVICES 0.2%
Applera Corporation	198,300		6,869,112

MACHINERY 0.9%
Joy Global Inc.	472,200		24,016,092

MEDIA 2.7%
Gemstar-TV Guide
International, Inc.*	8,563,000		59,598,480
Time Warner Inc.	736,700		13,525,812
			73,124,292

METALS AND MINING 2.1%
Alcoa Inc.	588,200		23,010,384
Barrick Gold Corporation	356,900		14,375,932
Freeport-McMoRan Copper
& Gold, Inc.	199,600		20,936,044
			58,322,360
MULTILINE RETAIL 1.6%
Kohl’s Corporation*	761,500		43,656,795

OIL, GAS AND
CONSUMABLE FUELS 7.0%
Cameco Corporation	489,100		22,615,984
Chevron Corporation	191,800		17,948,644
ConocoPhillips	481,700		42,278,809
El Paso Corporation	1,574,000		26,710,780
Exxon Mobil Corporation	663,700		61,432,072
Marathon Oil Corporation	123,600		7,047,672
XTO Energy Inc.	247,700		15,317,768
			193,351,729
PHARMACEUTICALS 4.0%
Adams Respiratory
Therapeutics, Inc.*	376,500		14,510,310
Bristol-Myers Squibb
Company	907,800		26,162,796
Johnson & Johnson	215,400		14,151,780
Pfizer Inc.	560,238		13,686,614
Wyeth	917,200		40,861,260
			109,372,760

REAL ESTATE INVESTMENT
TRUSTS 0.4%
SL Green Realty Corp.	104,900		12,249,173

ROAD AND RAIL 0.2%
YRC Worldwide Inc.*	249,306		6,811,040

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 3.5%
Advanced Micro Devices, Inc.*	1,300,264		17,163,485
Broadcom Corporation (Class A)*	189,300		6,898,092
Intel Corporation	467,400		12,086,964
Marvell Technology Group Ltd.*	856,266		14,017,074
Maxim Integrated Products, Inc.	700,200		20,550,870
QIMONDA AG (ADR)*	1,200,500		13,565,650
Texas Instruments Incorporated	344,500		12,605,255
			96,887,390

SOFTWARE 3.7%
Adobe Systems Incorporated*	268,000		11,700,880
BEA Systems, Inc.*	3,327,354		46,150,400
Microsoft Corporation	1,481,656		43,649,586
			101,500,866

SPECIALTY RETAIL 2.9%
OfficeMax Incorporated	1,327,300		45,486,571
Urban Outfitters, Inc.*	1,618,380		35,280,684
			80,767,255

TOBACCO 2.2%
Altria Group, Inc.	889,480		61,845,544

WIRELESS
TELECOMMUNICATION
SERVICES 1.0%
NII Holdings, Inc.*	349,800		28,736,070

TOTAL COMMON STOCKS AND WARRANTS			2,467,558,800

OPTIONS PURCHASED* 2.4%

BIOTECHNOLOGY 0.1%
Amgen Inc., Call expiring
January 2009 at $60	394,300		2,641,810

CAPITAL MARKETS 0.1%
Bear Stearns Companies Inc.
(The), Call expiring January
2008 at $150	159,100		381,840
Lehman Brothers Holdings Inc.,
Call expiring January 2008
at $60	232,300		1,440,260
Lehman Brothers Holdings Inc.,
Call expiring January 2009
at $80	387,300		1,665,390
			3,487,490
COMMUNICATIONS
EQUIPMENT 0.5%
Comverse Technology, Inc.,
Call expiring January 2008
at $20	2,008,300		3,062,658
JDS Uniphase Corporation,
Call expiring January 2009
at $15	1,718,300		5,498,560
Motorola, Inc., Call expiring
January 2009 at $20	1,096,200		2,192,400
QUALCOMM Incorporated,
Call expiring January 2009
at $40	264,800		2,216,376
			12,969,994

COMPUTERS AND
PERIPHERALS 0.2%
Seagate Technology, Call
expiring January 2009 at $25	927,600		4,730,760
CONTAINERS AND
PACKAGING 0.0%
Smurfit-Stone Container
Company, Call expiring
January 2008 at $10	555,500		1,222,100

DIVERSIFIED FINANCIAL
SERVICES 0.2%
CIT Group Inc., Call expiring
January 2008 at $35	487,200		3,702,720
CIT Group Inc., Call expiring
January 2008 at $40	303,600		1,275,120
			4,977,840

HEALTH CARE EQUIPMENT
AND SUPPLIES 0.1%
Boston Scientific Corporation,
Call expiring January 2009
at $20	1,904,100		1,570,882

HOTELS, RESTAURANTS
AND LEISURE 0.0%
Starbucks Corporation, Call
expiring January 2009 at $30	583,400		1,429,330

INTERNET SOFTWARE
AND SERVICES 0.2%
Yahoo!, Inc., Call expiring
January 2009 at $25	360,000		2,142,000
Yahoo!, Inc., Call expiring
January 2009 at $30	901,600		3,110,520
			5,252,520

METALS AND MINING 0.1%
Alcoa Inc., Call expiring January
2008 at $35	440,600		2,555,480

MULTILINE RETAIL 0.2%
Kohl’s Corporation, Call expiring
January 2008 at $55	450,500		2,883,200
Macy’s, Inc., Call expiring
January 2008 at $30	477,100		2,242,370
			5,125,570

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 0.4%
Advanced Micro Devices, Inc.,
Call expiring January 2008
at $15	1,431,200		1,102,024
Intel Corporation, Call expiring
January 2009 at $20	837,300		6,363,480
Marvell Technology Group Ltd.,
Call expiring January 2009
at $20	1,090,400		2,246,224
Micron Technology, Inc., Call
expiring January 2009 at $15	2,142,400		2,142,400
			11,854,128

SOFTWARE 0.1%
BEA Systems, Inc., Call expiring
January 2008 at $10	817,300		3,269,200

SPECIALTY RETAIL 0.0%
OfficeMax Incorporated, Call
expiring January 2008 at $45	580,300		232,120
OfficeMax Incorporated, Call
expiring February 2008
at $32.5	242,400		1,115,040
			1,347,160

THRIFTS AND MORTGAGE
FINANCE 0.0%
Countrywide Financial
Corporation, Call expiring
January 2009 at $37.5	17,900		17,005

TOBACCO 0.2%
Altria Group, Inc., Call expiring
January 2008 at $85	499,300		4,843,210

TOTAL OPTIONS PURCHASED			67,294,479

LIMITED PARTNERSHIP† 0.1%
WCAS Capital Partners II, L.P.	$4,292,803		1,785,291

SHORT-TERM HOLDINGS 7.2%

EQUITY-LINKED NOTES†† 7.0%
Deutsche Bank:
36.2%, 11/2/07 (a)	20,966,819		18,751,674
33.25%, 2/1/08 (b)	18,800,000		17,672,940
Goldman Sachs Group (The):
40%, 2/19/08 (c)	18,650,000		17,646,070
40%, 3/19/08 (d)	18,412,000		19,516,168
Lehman Brothers Inc.:
41.66%, 2/9/08 (e)	18,800,000		17,099,916
39.35%, 3/5/08 (f)	18,632,000		19,807,679
37.51%, 3/19/08 (g)	18,412,000		18,472,944
Merrill Lynch & Co., Inc.:
30%, 10/3/07 (h)	13,655,000		7,100,327
30%, 10/23/07 (i)	8,905,000		8,819,058
Morgan Stanley:
30%, 10/19/07 (j)	12,100,000		10,019,308
44.61%, 2/15/08 (k)	18,600,000		16,088,089
44%, 3/20/08 (l)	19,070,000		19,743,362
			190,737,535

TIME DEPOSIT 0.2%
BNP Paribas, Grand Cayman,
5.15%, 10/1/2007	6,539,000		6,539,000

TOTAL SHORT-TERM HOLDINGS			197,276,535

TOTAL
INVESTMENTS 99.5%			2,733,915,105

OTHER ASSETS LESS
LIABILITIES 0.5%			12,909,789

NET INVESTMENT
ASSETS 100.0%			$2,746,824,894

The cost of investments for federal income tax purposes was $2,681,619,035

The tax basis gross unrealized appreciation and depreciation of portfolio securities were $209,867,849 and $157,571,779, respectively.

*	Non-income producing security.

†	At September 30, 2007, Tri-Continental Corporation owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition date of the investment in the limited partnership, along with the cost and value at September 30, 2007, was as follows:

Investment	Acquisition Date(s)	Cost	Value
WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,292,803	$1,785,291

††

The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows: The principal amount of the notes plus or minus the lesser of A) the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes, or B) the percent limit indicated below in parentheses:

	(a)	Herbalife Ltd., JetBlue Airways Corporation and Qwest Communications International Inc. (+10%)

	(b)	Gemstar-TV Guide International, Inc., OfficeMax, Inc. and Qwest Communications International Inc. (+20%)

	(c)	Delta Air Lines, Inc., Discover Financial Services and SAVVIS, Inc. (no limit)

	(d)	Gemstar-TV Guide International, Inc., UTI Worldwide Inc. and Yahoo! Inc. (no limit)

	(e)	Network Appliance, Inc., Rite Aid Corporation and Yahoo! Inc. (+20%)

	(f)	Boston Scientific Corporation, Comverse Technology, Inc. and Marvell Technology Group Ltd. (no limit)

	(g)	Comverse Technology, Inc., Kohl’s Corporation and Marvell Technology Group Ltd. (no limit)

	(h)	Archer Daniels Midland Company, Countrywide Financial Corporation and Foot Locker, Inc. (+10%)

	(i)	Adams Respiratory Therapeutics, Inc., Seagate Technology LLC and Smurfit-Stone Container Corporation (+5%)

	(j)	Adams Respiratory Therapeutics, Inc., Alcatel-Lucent ADR and UTI Worldwide Inc. (+9%)

	(k)	QIMONDA AG ADR, Rite Aid Corporation and Washington Mutual, Inc. (+20%)

	(l)	Boston Scientific Corporation, Fortress Investment Group LLC and Rite Aid Corporation (no limit)

ADR — American Depositary Receipts.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other investment companies to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRI-CONTINENTAL CORPORATION

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

TRI-CONTINENTAL CORPORATION

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.